Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2016
Cash and Cash Equivalents

“Cash and cash equivalents” as of March 31, 2015 and 2016 comprised the following:

	Millions of yen
	2015	2016
Cash	¥92,821	¥97,683
Certificates of deposit	—	50,000
Commercial paper	802	433
Bailment for consumption	11,930	206,321

Total	¥105,553	¥354,437